Long-Term Debt - Credit Agreement Schedule (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Agreement | SOFR
Debt Instrument [Line Items]
Margin rate for loans		0.10%
Revolving Credit Facility | Credit Agreement
Debt Instrument [Line Items]
Available	$ 1,159,902	$ 1,193,502	$ 933,775
Amount drawn	$ 650,587	$ 614,705	$ 803,944
Commitment - rate applicable	0.09%	0.09%	0.09%
Revolving Credit Facility | Credit Agreement | SOFR
Debt Instrument [Line Items]
Amount drawn		$ 391,000
Interest rate applicable		5.42%
Margin rate for loans		1.00%
Revolving Credit Facility | Credit Agreement | Canadian Bankers Acceptance Loan
Debt Instrument [Line Items]
Amount drawn	$ 210,587	$ 223,705	$ 3,944
Interest rate applicable	5.92%	5.74%	1.45%
Margin rate for loans		1.00%	1.00%
Revolving Credit Facility | Credit Agreement 1 [Member] | SOFR
Debt Instrument [Line Items]
Amount drawn	$ 280,000	$ 391,000
Interest rate applicable	5.77%	5.42%
Revolving Credit Facility | Credit Agreement 2 [Member] | SOFR
Debt Instrument [Line Items]
Amount drawn	$ 100,000	$ 0
Interest rate applicable	5.78%	0.00%
Revolving Credit Facility | Credit Agreement 3 [Member] | SOFR
Debt Instrument [Line Items]
Amount drawn	$ 60,000	$ 0
Interest rate applicable	5.91%	0.00%
Letter of Credit | Credit Agreement
Debt Instrument [Line Items]
Letter of credit	$ 39,511	$ 41,793	$ 112,281
Term Loan Facility | Credit Agreement | SOFR
Debt Instrument [Line Items]
Amount drawn	$ 650,000	$ 650,000
Interest rate applicable	5.77%	5.42%
Margin rate for loans		1.00%